Other Invested Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Schedule of Investments [Line Items]
Other invested assets	$ 26,897
Low Income Housing Tax Credit Properties
Schedule of Investments [Line Items]
Other invested assets	896
Derivative
Schedule of Investments [Line Items]
Other invested assets	$ 26,001